Offerings - Offering: 1	Jan. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	ContextLogic common stock, par value $0.0001 per share, issuable upon exercise of subscription rights
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.5
Offering Note

(1)
The securities registered hereunder include an indeterminate number of shares of ContextLogic common stock which shall have an aggregate offering price not to exceed $115,000,000. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

(3)	This registration statement relates to the shares of ContextLogic common stock issuable upon the exercise of subscription rights pursuant to the Rights Offering.